Long-term Borrowings - Additional Information (Detail) € in Thousands, R$ in Millions					1 Months Ended		12 Months Ended				15 Months Ended
	Nov. 30, 2025 EUR (€)	Nov. 21, 2025 EUR (€)	Apr. 09, 2024	Mar. 31, 2024 EUR (€)	Dec. 15, 2025 EUR (€)	Jan. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021	Oct. 31, 2026	Oct. 31, 2025 EUR (€)	Oct. 31, 2025 BRL (R$)	Apr. 01, 2023	Jan. 31, 2022 EUR (€)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount	€ 5,000			€ 2,500		€ 3,000
Long-term debt maturity						December 31, 2028
Long-term debt interest rate basis						Euribor 3M
Long-term debt interest rate spread			2.50%	2.50%		2.95%
Long-term debt							€ 30,346	€ 18,720
Interest Rate		5.50%
Long-term debt interest rate							6.308%
Interest expense related to long-term borrowings							€ 699	€ 768	€ 599
Debt guaranteeing loan percentage						90.00%
Interest-bearing loan effective date				Mar. 31, 2024
Interest bearing loan maturity date			Mar. 31, 2027	Mar. 31, 2027
Interest free loan	€ 5,000				€ 5,000
Recognition disbursement loan		€ 8,488					10,000
Equity Reserve		1,512
Cost of Borrowings							€ 8,514
Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate							3.00%	3.00%
Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest free loan		€ 15,000
Long-term borrowings [member] | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate							2.19%
Long-term borrowings [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate							6.44%
Brazilian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount | R$													R$ 10
Long-term debt												€ 3,107
Interest Rate											1.00%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Cash receipt turnover percentage									60.00%
Earnings before interest, taxes, depreciation and amortization (EBITDA) percentage									4.50%
Debt Service Cover Ratio									1.35%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt to EBITDA									3.00%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount																		€ 10,000
Long-term debt maturity									August 2023
Long-term debt interest rate basis									6-month Euribor (360)
Long-term debt interest rate spread									2.50%
Mortgage loan									€ 16,628
Six months euribor (360) plus 2.75% percentage spread long term debt with repayment until july 2025 [Member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity									July 2025
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount							€ 7,000
Long-term debt maturity							January 2026	January 2026
Long-term debt								€ 1,240
Long-term debt interest rate							2.30%	2.30%
2.3% fixed long-term debt with final payment due January 2026 [member] | Matera [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Mortgage loan							€ 14,000
0.42% Fixed long-term debt with final payment due December 2034 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount																	€ 4,181
Long-term debt maturity										December 2034
Mortgage loan							€ 13,936
Long-term debt									€ 7,735
Long-term debt interest rate										0.21%
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 italian subsidiaries [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount																	€ 435
Long-term debt maturity							January 2035
Long-term debt interest rate basis							6-month Euribor (360)
Long-term debt interest rate spread							0.95%
Mortgage loan							€ 3,000
Long-term debt							€ 894
Long-term debt interest rate							80.00%
1.5% percentage fixed long-term debt with final payment due September 2027 | Swiss Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount																€ 378
Long-term debt							€ 146
Long-term debt interest rate														1.50%
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025 [member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount								€ 5,000
Long-term debt maturity								March 2025
Long-term debt								€ 1,313
Three-month Euribor (360) plus a 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity							December 2027	December 2027
Long-term debt interest rate basis							Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread							2.00%	2.00%
Long-term debt							€ 1,600	€ 2,400							€ 4,000
Three-month Euribor (360) plus a 2.95% spread long-term debt with final payment due December 2028 | Events After Reporting Period
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt							1,895
2.5% Fixed rate long-term debt to majority shareholder with final payment due March 2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt							€ 2,359
6-month Euribor (360) plus a spread of 2.75% long term debt with final payment due May 2027 Romanian subsidiary | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Cash receipt turnover percentage							70.00%
Earnings before interest, taxes, depreciation and amortization (EBITDA) percentage							4.50%
Debt Service Cover Ratio							1.35%
6-month Euribor (360) plus a spread of 2.75% long term debt with final payment due May 2027 Romanian subsidiary | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt to EBITDA							3.00%
6-month Euribor (360) plus a spread of 2.75% long term debt with final payment due May 2027 Romanian subsidiary | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount							€ 5,000
Long-term debt interest rate basis							6-month Euribor (360)
Long-term debt interest rate spread							2.75%
Long-term debt							€ 4,096
First Due in February 2026 | Brazilian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity											February 2026
Second Due in August 2026 | Brazilian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity											August 2026
Second Due in November 2026
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity											November 2026
Interest Rate											1.45%